Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Interest, Dividend and Fee Income
Loans	$ 10,121	$ 10,223	$ 9,832
Securities (Note 2)	4,120	3,966	3,439
Securities borrowed or purchased under resale agreements	1,565	1,775	1,557
Deposits with banks	817	900	1,026
Interest, Dividend and Fee Income	16,623	16,864	15,854
Interest Expense
Deposits	8,124	8,768	8,384
Securities sold but not yet purchased and securities lent or sold under repurchase agreements	2,189	2,344	1,876
Subordinated debt	111	118	111
Other liabilities	801	196	762
Interest Expense	11,225	11,426	11,133
Net Interest Income	5,398	5,438	4,721
Non-Interest Revenue
Securities commissions and fees	288	288	269
Deposit and payment service charges	442	420	396
Trading revenues	802	696	460
Lending fees	362	338	385
Card fees	219	201	214
Investment management and custodial fees	574	544	483
Mutual fund revenues	363	347	315
Underwriting and advisory fees	380	352	344
Securities gains, other than trading (Note 2)	58	57	13
Foreign exchange gains, other than trading	76	67	64
Insurance service results (Note 5)	91	42	99
Insurance investment results (Notes 2 and 5)	60	72	(9)
Share of profit in associates and joint ventures	49	50	38
Other revenues (losses)	104	45	(120)
Non-Interest Revenue	3,868	3,519	2,951
Total Revenue	9,266	8,957	7,672
Provision for Credit Losses (Note 3)	1,011	1,523	627
Non-Interest Expense
Employee compensation	3,235	2,694	2,870
Premises and equipment	1,086	1,062	976
Amortization of intangible assets	288	280	279
Advertising and business development	174	227	191
Communications	86	89	101
Professional fees	146	177	138
Association, clearing and annual regulator fees	76	103	69
Other	336	(205)	765
Non-Interest Expense	5,427	4,427	5,389
Income Before Provision for Income Taxes	2,828	3,007	1,656
Provision for income taxes (Note 11)	690	703	364
Net Income	2,138	2,304	1,292
Attributable to:
Bank shareholders	2,134	2,301	1,290
Non-controlling interest in subsidiaries	4	3	2
Net Income	$ 2,138	$ 2,304	$ 1,292
Earnings Per Common Share (Canadian $) (Note 10)
Basic	$ 2.84	$ 2.95	$ 1.73
Diluted	2.83	2.94	1.73
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 10)
Dividends per common share	$ 1.59	$ 1.55	$ 1.51